Stock Option Plan (Tables)	12 Months Ended
Jan. 31, 2021
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Summary of Weighted-Average Fair Value of Options Granted and Assumptions
The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2021 and 2020:

	January 31, 2021	January 31, 2020
Weighted-average fair value at grant date	$9.12	$13.56
Weighted average assumptions used in the fair value models
Share price	$25.83	$47.69
Risk-free interest rate	0.84%	1.51%
Expected life	6.25 years	6.25 years
Expected volatility	36.24%	28.51%
Expected annual dividend per share	0.00%	0.84%

Summary of Stock Option
The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2019	3,883,019	$35.51
Granted	1,235,600	46.90
Forfeited/Cancelled	(95,728)	43.48
Repurchased for cancellation [a]	(773,500)	24.96
Exercised [b]	(459,287)	26.03
Balance as at January 31, 2020	3,790,104	42.32
Granted	1,658,100	26.89
Forfeited/Cancelled	(226,850)	44.42
Exercised [c]	(718,232)	31.38
Balance as at January 31, 2021	4,503,122	$38.28
[a]	Concurrent with the secondary offering (Note 18), the Company repurchased for cancellation 773,500 stock options of two executive officers for a purchase consideration of $28.0 million.
[b]	The weighted average stock price on these exercised stock options was $55.25.
[c]	The weighted average stock price on these exercised stock options was $70.66.

Summary of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2021:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$16 to $20	700	$16.34	5.0	700	$16.34
$20 to $24	324,450	$20.37	5.4	324,450	$20.37
$24 to $28	1,710,050	$26.69	8.9	112,250	$27.10
$36 to $40	703,975	$39.45	6.4	475,750	$39.45
$40 to $44	59,975	$40.44	7.5	29,450	$40.54
$44 to $48	1,030,425	$46.16	8.4	219,678	$46.19
$60 to $64	623,847	$62.69	7.4	297,221	$62.69
$64 to $68	40,700	$64.15	8.9	9,875	$64.15
$68 to $72	9,000	69.50	9.6	—	—
Balance as at January 31, 2021	4,503,122	$38.28	7.9	1,469,374	$40.18
The following table summarizes information about stock options outstanding
a
nd exercisable, as at January 31, 2020:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$0 to $4	13,704	$1.06	1.4	13,704	$1.06
$16 to $20	5,950	18.30	6.1	2,200	16.34
$20 to $24	556,150	20.53	5.9	403,050	20.60
$24 to $28	308,800	27.15	5.3	290,325	27.16
$36 to $40	869,375	39.45	7.4	383,175	39.45
$40 to $44	95,575	40.51	8.3	32,225	40.65
$44 to $48	1,175,400	46.16	9.4	4,300	47.67
$60 to $64	713,750	62.69	8.4	177,839	62.69
$64 to $68	51,400	64.15	9.9	—	—
Balance as at January 31, 2020	3,790,104	$42.32	7.9	1,306,818	$33.68